Investment Objectives and Goals - Defiance Daily Target 2X Short RKT ETF	Jan. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X SHORT RKT ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -2 times (-200%) the daily percentage change in the share price of Rocket Companies, Inc. (NYSE: RKT). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.